UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-05802)

Exact name of registrant as specified in charter:	Putnam Pennsylvania Tax Exempt Income Fund

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	May 31, 2017

Date of reporting period:	August 31, 2016

Item 1. Schedule of Investments:

Putnam Pennsylvania Tax Exempt Income Fund

The fund's portfolio
8/31/16 (Unaudited)

Key to holding's abbreviations
AGC — Assured Guaranty Corp.
AGM — Assured Guaranty Municipal Corporation
AMBAC — AMBAC Indemnity Corporation
BAM — Build America Mutual
FGIC — Financial Guaranty Insurance Company
G.O. Bonds — General Obligation Bonds
NATL — National Public Finance Guarantee Corp.
Radian Insd. — Radian Group Insured
U.S. Govt. Coll. — U.S. Government Collateralized
VRDN — Variable Rate Demand Notes, which are floating-rate securities with long-term maturities that carry coupons that reset and are payable upon demand either daily, weekly or monthly. The rate shown is the current interest rate at the close of the reporting period.
MUNICIPAL BONDS AND NOTES (98.9%)(a)
	Rating(RAT)	Principal amount	Value

Delaware (0.5%)

DE State Hlth. Fac. Auth. VRDN (Christiana Care), Ser. A, 0.60%, 10/1/38	VMIG1	$1,000,000	$1,000,000

			1,000,000
Guam (1.0%)

Territory of GU, Govt. Ltd. Oblig. Rev. Bonds (Section 30), Ser. A, 5.75%, 12/1/34 (Prerefunded 12/1/19)	BBB+	1,000,000	1,157,810

Territory of GU, Govt. Wtr. Wks. Auth. Wtr. & Waste Wtr. Syst. Rev. Bonds, 5.625%, 7/1/40	A-	450,000	499,581

Territory of GU, Pwr. Auth. Rev. Bonds, Ser. A, 5.50%, 10/1/40	Baa2	350,000	391,804

			2,049,195
Mississippi (0.5%)

MS State Bus. Fin. Commission Gulf Opportunity Zone VRDN (Chevron USA, Inc.), Ser. C, 0.60%, 12/1/30	VMIG1	1,000,000	1,000,000

			1,000,000
Pennsylvania (94.4%)

Allegheny Cnty., G.O. Bonds
Ser. C-72, 5.25%, 12/1/33	AA-	2,230,000	2,737,838
Ser. C76, 5.00%, 11/1/41	AA-	1,000,000	1,214,910

Allegheny Cnty., Arpt. Auth. Rev. Bonds (Pittsburgh Intl. Arpt.), Ser. A-1, 5.00%, 1/1/28	A3	1,000,000	1,124,300

Allegheny Cnty., Higher Ed. Bldg. Auth. Rev. Bonds
(Robert Morris U.), Ser. A, 6.00%, 10/15/38	Baa3	945,000	1,022,840
(Robert Morris U.), Ser. A, 5.75%, 10/15/40	Baa3	500,000	568,410
(Duquesne U. of the Holy Spirit), Ser. A, 5.50%, 3/1/31 (Prerefunded 3/1/21)	A2	1,000,000	1,199,850
(Duquesne U. of the Holy Spirit), 5.00%, 3/1/33 (Prerefunded 3/1/18)	A2	1,000,000	1,063,460
(Chatham U.), Ser. A, 5.00%, 9/1/20	BBB	1,180,000	1,328,491
(Duquesne U. of the Holy Spirit), Ser. A, 5.00%, 3/1/19	A2	300,000	329,316

Allegheny Cnty., Hosp. Dev. Auth. Rev. Bonds
(U. of Pittsburgh Med.), 5.625%, 8/15/39	Aa3	2,000,000	2,245,140
(Children's Hosp.), NATL, 5.375%, 7/1/17 (Escrowed to maturity)	AA-	540,000	561,179
Ser. A, 5.00%, 10/15/31	Aa3	1,000,000	1,154,960

Allegheny Cnty., Sanitation Auth. Rev. Bond, AGM, 5.00%, 12/1/25(FWC)	AA	250,000	318,238

Allegheny Cnty., Sanitation Auth. Swr. Rev. Bonds, FGIC, NATL, 5.00%, 12/1/37 (Prerefunded 6/1/17)	AA-	1,000,000	1,032,560

Beaver Cnty., Hosp. Auth. Rev. Bonds (Heritage Valley Hlth. Syst., Inc.), 5.00%, 5/15/26	A+	1,000,000	1,146,720

Beaver Cnty., Indl. Dev. Auth. Mandatory Put Bonds (6/1/20)
(FirstEnergy Generation, LLC), Ser. A, 3.50%, 4/1/41	Ba2	1,000,000	930,660
(FirstEnergy Nuclear Generation, LLC), Ser. B, 3.50%, 12/1/35	Ba2	1,400,000	1,302,924

Berks Cnty., Muni. Auth. Rev. Bonds (Reading Hosp. & Med. Ctr.), Ser. A-3, 5.50%, 11/1/31	AA-	2,000,000	2,273,260

Bethel Park, School Dist. G.O. Bonds, 5.10%, 8/1/33 (Prerefunded 8/1/19)	Aa2	1,000,000	1,124,360

Burrell, School Dist. G.O. Bonds, Ser. A, AGM, 5.00%, 7/15/25	A3	230,000	230,699

Butler, Area School Dist. G.O. Bonds, 5.25%, 10/1/26	A+	1,500,000	1,631,205

Cap. Region Wtr. Rev. Bonds, Ser. A, BAM, 5.00%, 7/15/29	AA	835,000	1,035,317

Catasauqua, Area School Dist. G.O. Bonds, AGM, 5.00%, 2/15/26	AA	115,000	115,355

Centennial, School Dist., Bucks Cnty., G.O. Bonds, Ser. A, 5.00%, 12/15/37	Aa2	2,000,000	2,299,520

Central Dauphin School Dist. G.O. Bonds, 5.00%, 2/1/30	AA	1,000,000	1,244,890

Centre Ctny., Hosp. Auth. Rev. Bonds (Mount Nittany Med. Ctr.), Ser. A
5.00%, 11/15/46	A	500,000	593,930
5.00%, 11/15/41	A	800,000	953,888

Chester Cnty., G.O. Bonds
5.00%, 7/15/36	Aaa	750,000	942,750
5.00%, 7/15/20	Aaa	285,000	330,269

Chester Cnty., Indl. Dev. Auth. Rev. Bonds (Renaissance Academy Charter School), 5.00%, 10/1/34	BBB-	150,000	166,475

Chester Cnty., Indl. Dev. Auth. Student Hsg. Rev. Bonds (West Chester U. Student Hsg., LLC), Ser. A, 5.00%, 8/1/45	Baa3	1,000,000	1,108,700

Crawford Cnty., Indl. Dev. Auth. Rev. Bonds (Allegheny College), Ser. A, 6.00%, 11/1/31	A-	1,000,000	1,120,750

Cumberland Cnty., Muni. Auth. Rev. Bonds
(Presbyterian Homes Oblig. Group), Ser. A, 5.15%, 1/1/18	BBB+/F	730,000	768,413
(Diakon Lutheran Social Ministries), 5.00%, 1/1/38	BBB+/F	1,350,000	1,557,090
(Diakon Lutheran Ministries), 5.00%, 1/1/36 (Prerefunded 1/1/17)	BBB+/F	1,000,000	1,014,110
(Dickinson College), 5.00%, 11/1/32	A+	1,000,000	1,182,370
(Diakon Lutheran Social Minstries), 5.00%, 1/1/32	BBB+/F	700,000	835,030

Dallas, Area Muni. Auth. U. Rev. Bonds (Misericordia U.), 5.00%, 5/1/29	Baa3	1,500,000	1,675,455

Dauphin Cnty., Gen. Auth. Hlth. Syst. Rev. Bonds (Pinnacle Hlth. Syst.), Ser. A
6.00%, 6/1/29	A+	785,000	889,523
6.00%, 6/1/29 (Prerefunded 6/1/19)	AAA/P	715,000	815,415
5.00%, 6/1/35	A+	475,000	574,755

Dauphin Cnty., Indl. Dev. Auth. Wtr. Rev. Bonds (Dauphin Cons. Wtr. Supply), Ser. A, 6.90%, 6/1/24	A-	1,000,000	1,279,340

Delaware River Joint Toll Bridge Comm. Rev. Bonds, Ser. A, NATL, 5.00%, 7/1/27 (Prerefunded 7/1/17)	AA-	1,000,000	1,036,160

Delaware River Port Auth. PA & NJ Rev. Bonds
Ser. D, 5.00%, 1/1/40	A	800,000	885,384
5.00%, 1/1/30	A	1,000,000	1,218,500

Downingtown, Area School Dist. G.O. Bonds, Ser. AA, 5.00%, 11/1/28	Aaa	1,875,000	2,077,088

Doylestown, Hosp. Auth. Rev. Bonds (Doylestown Hosp.), Ser. A, 5.00%, 7/1/25	Baa2	500,000	582,680

East Hempfield Twp., Indl. Dev. Auth. Rev. Bonds
(Willow Valley Cmnty.), 5.00%, 12/1/39	A/F	750,000	882,765
(Millersville U. Student Hsg. & Svcs., Inc.), 5.00%, 7/1/34	Baa3	200,000	226,644
(Millersville U. Student Hsg. & Svcs., Inc.), 5.00%, 7/1/30	Baa3	410,000	474,444

East Stroudsburg, Area School Dist. G.O. Bonds, AGM
5.00%, 9/1/27	A3	1,480,000	1,568,918
5.00%, 9/1/27 (Prerefunded 3/1/18)	A3	20,000	21,285

Erie, Higher Ed. Bldg. Auth. Rev. Bonds
(Gannon U.), Ser. A, 5.375%, 5/1/30	Baa2	1,000,000	1,098,270
(Mercyhurst College), 5.35%, 3/15/28	BBB-	1,000,000	1,074,420

Erie, Wtr. Auth. Rev. Bonds, 5.00%, 12/1/43	A2	1,000,000	1,208,440

Franklin Cnty., Indl. Dev. Auth. Rev. Bonds (Chambersburg Hosp.), 5.375%, 7/1/42	A2	2,000,000	2,236,020

Gen. Auth. of South Central Rev. Bonds (York College of PA), 5.50%, 11/1/31	A-	750,000	881,370

Harrisburg, Wtr. Auth. Rev. Bonds
5.125%, 7/15/28	A+	895,000	942,220
5.125%, 7/15/28 (Prerefunded 7/15/18)	AAA/P	105,000	113,502

Indiana Cnty., Indl. Dev. Auth. Rev. Bonds (Student Co-op Assn., Inc.), 5.00%, 5/1/33	A-	1,000,000	1,161,310

Lancaster Cnty., Hosp. & Hlth. Ctr. Auth. Rev. Bonds (Landis Homes Retirement Cmnty.), Ser. A, 5.00%, 7/1/45	BBB-/F	1,000,000	1,143,930

Lancaster Cnty., Hosp. Auth. Rev. Bonds
(Masonic Villages of the Grand Lodge of PA), 5.00%, 11/1/35	A	1,000,000	1,185,710
(Lancaster Gen. Hosp.), Ser. A, 5.00%, 3/15/26 (Prerefunded 3/15/17)	AA-	1,000,000	1,023,350

Lancaster Cnty., Hosp. Auth. VRDN (Masonic Homes), Ser. D, 0.60%, 7/1/34 (JPMorgan Chase Bank N.A. (8/31/18))	A-1	1,660,000	1,660,000

Lancaster Cnty., Hosp. Auth. Hlth. Facs. Rev. Bonds (Saint Anne's Retirement Cmnty., Inc.), 5.00%, 4/1/27	BB+/F	1,000,000	1,113,250

Lancaster, G.O. Bonds, AGM, 4.00%, 11/1/46	AA	1,000,000	1,099,970

Lancaster, Higher Ed. Auth. College Rev. Bonds (Franklin & Marshall College), 5.00%, 4/15/29	AA-	1,000,000	1,061,990

Lancaster, Indl. Dev. Auth. Rev. Bonds (Garden Spot Village Obligated Group), 5.375%, 5/1/28	BBB	500,000	579,610

Langhorne Manor Boro., Higher Edl. & Hlth. Auth. Rev. Bonds (Woods Svcs.), 5.00%, 11/15/22	A-	1,015,000	1,194,056

Lehigh Cnty., Gen. Purpose Hosp. Rev. Bonds (Lehigh Valley Hlth. Network), Ser. A
5.00%, 7/1/30(FWC)	A1	350,000	430,371
AGM, 5.00%, 7/1/25 (Prerefunded 7/1/18)	AA	1,360,000	1,464,244

Luzerne Cnty., Indl. Dev. Auth. Wtr. Fac. Rev. Bonds (American Wtr. Co.), 5.50%, 12/1/39	A1	1,250,000	1,413,263

Lycoming Cnty., Auth. Rev. Bonds, 5.00%, 5/1/26	A	1,000,000	1,174,170

Lycoming Cnty., Auth. Hlth. Syst. Rev. Bonds (Susquehanna Hlth. Syst.), Ser. A, 5.75%, 7/1/39	A-	2,000,000	2,258,940

McKeesport, Muni. Auth. Swr. Rev. Bonds, 5.75%, 12/15/39	A-	1,750,000	1,929,445

Monroe Cnty., Hosp. Auth. Rev. Bonds (Pocono Med. Ctr.)
5.125%, 1/1/37	A-	2,000,000	2,023,880
Ser. A, 5.00%, 1/1/32	A-	500,000	558,185

Montgomery Cnty., Higher Ed. & Hlth. Auth. Rev. Bonds (Arcadia U.)
5.625%, 4/1/40	BBB	1,000,000	1,103,180
5.25%, 4/1/30	BBB	1,060,000	1,163,498

Montgomery Cnty., Indl. Auth. Resource Recvy. Rev. Bonds (Germantown Academy), 4.00%, 10/1/22	BBB+	965,000	1,055,131

Montgomery Cnty., Indl. Dev. Auth. Rev. Bonds
(Foulkeways at Gwynedd), 5.00%, 12/1/46	BBB	1,000,000	1,167,740
(Acts Retirement-Life Cmnty.), 5.00%, 11/15/36	A-/F	1,500,000	1,796,670
(Acts Retirement-Life Cmnty.), 5.00%, 11/15/28	A-/F	1,250,000	1,444,925

Montgomery Cnty., Indl. Dev. Auth. Retirement Cmnty. Rev. Bonds (Acts Retirement-Life Cmnty.), Ser. A-1, 6.25%, 11/15/29 (Prerefunded 11/15/19)	A-/F	1,125,000	1,316,644

Montgomery Cnty., Indl. Dev. Auth. Wtr. Fac. Rev. Bonds (Aqua PA, Inc.), Ser. A, 5.25%, 7/1/42	AA-	2,250,000	2,392,875

New Wilmington, Muni. Auth. Rev. Bonds (Westminster College), Ser. GG4, Radian Insd., 5.125%, 5/1/33	AA	1,000,000	1,017,970

Northampton Cnty., Gen Purpose Hosp. Auth. Rev. Bonds (St. Luke's Hosp. - Bethlehem), Ser. A, 5.50%, 8/15/35 (Prerefunded 8/15/18)	A3	2,000,000	2,183,580

Northampton Cnty., Gen. Purpose Auth. Rev. Bonds
(Lehigh U.), 5.50%, 11/15/33	Aa2	1,500,000	1,681,350
(Moravian College), 5.00%, 7/1/31	BBB+	500,000	579,320

PA Rev. Bonds (Philadelphia Biosolids Fac.), 6.25%, 1/1/32	Baa3	250,000	275,310

PA Cmnwlth. Fin. Auth. Rev. Bonds, Ser. B, AGC, 5.00%, 6/1/31	AA	1,500,000	1,649,955

PA Econ. Dev. Fin. Auth. Wtr. Fac. Rev. Bonds (American Wtr. Co.), 6.20%, 4/1/39	A1	1,100,000	1,231,593

PA State G.O. Bonds, Ser. 1, 5.00%, 11/15/30	Aa3	1,500,000	1,769,460

PA State Econ. Dev. Fin. Auth. Rev. Bonds
5.00%, 12/31/38	BBB	1,000,000	1,173,580
(PA Bridges Finco LP), 5.00%, 12/31/34	BBB	250,000	295,500
(Forum PL), 5.00%, 3/1/34	A+	2,000,000	2,300,180
(UPMC Oblig. Group), Ser. A, 5.00%, 2/1/34	Aa3	1,000,000	1,189,300
(Unemployment Compensation), Ser. B, 5.00%, 7/1/21	Aaa	1,000,000	1,057,050

PA State Econ. Dev. Fin. Auth. Exempt Fac. Rev. Bonds (Amtrak), Ser. A, 5.00%, 11/1/32	A1	500,000	570,860

PA State Econ. Dev. Fin. Auth. Poll. Control Rev. Bonds (PPL Elec. Util. Corp..), 4.00%, 10/1/23	A1	1,000,000	1,085,940

PA State Econ. Dev. Fin. Auth. Solid Waste Disp. Mandatory Put Bonds (7/1/19) (Waste Mgt., Inc.), 2.25%, 7/1/41	A-	750,000	766,928

PA State Econ. Dev. Fin. Auth. Solid Waste Disp. Rev. Bonds
(Procter & Gamble Paper), 5 3/8s, 3/1/31	AA-	1,155,000	1,549,779
(Waste Mgmt., Inc.), Ser. A, 2.625%, 11/1/21	A-	750,000	811,845

PA State Fin., Auth. Rev. Bonds (Penn Hills), Ser. B, AMBAC, zero %, 12/1/27	AA-/P	1,000,000	714,060

PA State Higher Edl. Fac. Auth. Rev. Bonds
(Drexel U.), Ser. A, 5.125%, 5/1/36	A	1,000,000	1,141,020
(Assn. Indpt. Colleges & U. - Gwynedd-Mercy), Ser. GG5, Radian Insd., 5.125%, 5/1/32	AA	1,020,000	1,043,909
(Delaware Valley College of Science & Agriculture), Ser. LL1, 5.00%, 11/1/42	Ba1	500,000	513,275
(East Stroudsburg U.), 5.00%, 7/1/42	Baa3	700,000	757,239
(St. Joseph's U.), Ser. A, 5.00%, 11/1/40	A-	1,000,000	1,127,040
(Thomas Jefferson U.), 5.00%, 3/1/40	A1	1,000,000	1,109,090
(La Salle U.), 5.00%, 5/1/37	BBB	500,000	564,170
(Shippensburg U. Student Svcs.), 5.00%, 10/1/35	Baa3	250,000	269,915
(Indiana U.), Ser. A, 5.00%, 7/1/32	BBB+	500,000	571,365
(Temple U.), Ser. 1, 5.00%, 4/1/32	Aa3	500,000	582,690
(Thomas Jefferson U.), 5.00%, 3/1/32	A1	500,000	587,930
(Temple U.), Ser. 1, 5.00%, 4/1/31	Aa3	1,000,000	1,167,110
(Philadelphia U.), 5.00%, 6/1/30	Baa2	200,000	205,984
(U. of PA), Ser. B, U.S. Govt. Coll., 5.00%, 9/1/25 (Prerefunded 9/1/19)	Aa1	1,150,000	1,293,325
(Philadelphia U.), 5.00%, 6/1/22	Baa2	330,000	340,223

PA State Hsg. Fin. Agcy. Rev. Bonds
Ser. A, 3.95%, 10/1/33	AA+	1,000,000	1,065,770
Ser. 15-117A, 3.95%, 10/1/30	AA+	900,000	973,602

PA State Indl. Dev. Auth. Rev. Bonds
5.50%, 7/1/23 (Prerefunded 7/1/18)	A1	1,755,000	1,907,685
U.S. Govt. Coll., 5.50%, 7/1/23 (Prerefunded 7/1/18)	AAA/P	245,000	266,315

PA State Pub. School Bldg. Auth. Rev. Bonds
(Northampton Cnty. Area Cmnty. College Foundation), Ser. A, BAM, 5.00%, 6/15/34	AA	1,220,000	1,430,267
(Delaware Cnty. Cmnty. College), AGM, 5.00%, 10/1/27 (Prerefunded 4/1/18)	A1	1,250,000	1,334,763
(School Dist. Philadelphia), Ser. B, AGM, 4.75%, 6/1/30	AA	2,000,000	2,018,080

PA State Tpk. Comm. Rev. Bonds
Ser. C, 5.00%, 12/1/44	A1	500,000	592,915
(Motor License Fund), 5.00%, 12/1/42	A2	1,000,000	1,147,330
Ser. A-1, 5.00%, 12/1/41	A1	500,000	599,280
Ser. A, 5.00%, 12/1/38	A1	600,000	714,450
(Motor License Fund), Ser. A1, 5.00%, 12/1/38	A2	2,000,000	2,216,240
5.00%, 6/1/36	A3	2,000,000	2,361,400
Ser. B, 5.00%, 12/1/22	A1	2,075,000	2,339,334
zero %, 12/1/37	A2	1,000,000	932,720
zero %, 12/1/34	A2	2,250,000	2,098,440

PA State Tpk. Comm. Oil Franchise Tax Rev. Bonds
(2003 PA Tpk.), Ser. C, NATL, 5.00%, 12/1/28 (Prerefunded 12/1/18)	AA	1,290,000	1,412,847
Ser. B, 5.00%, 12/1/26(FWC)	A2	500,000	633,935
Ser. C, zero %, 12/1/38	AA	3,000,000	1,547,250

PA State U. Rev. Bonds, 5.00%, 3/1/35	Aa1	1,000,000	1,129,720

Philadelphia, G.O. Bonds, Ser. A, 5.25%, 7/15/27	A+	1,000,000	1,226,700

Philadelphia, Arpt. Rev. Bonds, Ser. D, 5.25%, 6/15/25	A2	1,500,000	1,695,045

Philadelphia, Auth for Indl. Dev. City Agreement Rev. Bonds (Cultural & Coml. Corridors Program), Ser. A, 5.00%, 12/1/31	A+	1,500,000	1,766,865

Philadelphia, Auth. for Indl. Dev. Rev. Bonds
(Global Leadership Academy), 6.375%, 11/15/40	BBB-	945,000	1,009,676
(Master Charter School), 6.00%, 8/1/35	BBB	1,000,000	1,101,160

Philadelphia, Gas Wks. Rev. Bonds
Ser. 9, 5.25%, 8/1/40 (Prerefunded 8/1/20)	A	1,250,000	1,410,800
5.00%, 8/1/33	A	1,645,000	2,000,682
(1999 Gen. Ordinance), Ser. 14, 5.00%, 10/1/32	A	1,300,000	1,600,729

Philadelphia, Hosp. & Higher Edl. Fac. Auth. VRDN (Children's Hosp. of Philadelphia), Ser. B, 0.59%, 7/1/25	VMIG1	1,980,000	1,980,000

Philadelphia, Redev. Auth. Rev. Bonds (Transformation Initiative), 5.00%, 4/15/26	A+	1,000,000	1,152,080

Philadelphia, School Dist. G.O. Bonds, Ser. A, 5.00%, 9/1/34	A2	1,000,000	1,099,410

Philadelphia, Wtr. & Waste Wtr. Rev. Bonds, Ser. A, 5.00%, 7/1/40	A1	1,500,000	1,784,730

Pittsburgh, G.O. Bonds
BAM, 5.00%, 9/1/25	AA	1,000,000	1,248,840
Ser. B, 5.00%, 9/1/25	A1	1,250,000	1,492,475

Reading, G.O. Bonds, AGM, 5.00%, 11/1/29	Baa1	2,000,000	2,228,480

Reading, School Dist. G.O. Bonds, Ser. A, AGM, 5.00%, 2/1/33	AA	1,000,000	1,175,140

Snyder Cnty., Higher Ed. Auth. Rev. Bonds (Susquehanna U.), 5.00%, 1/1/38	A2	750,000	798,045

South Central, Gen. Auth. Rev. Bonds (Wellspan Hlth. Oblig. Group), 5.00%, 6/1/24	Aa3	310,000	383,603

State College, Area School Dist. G.O. Bonds, 5.00%, 3/15/40	AA	750,000	900,165

State Pub. School Bldg. Auth. Rev. Bonds (Harrisburg School Dist.), Ser. A, AGM, 5.00%, 12/1/33	AA	750,000	911,580

Susquehanna, Area Regl. Arpt. Syst. Auth. Rev. Bonds, Ser. A
6.50%, 1/1/38	Baa3	575,000	606,148
5.00%, 1/1/27	Baa3	350,000	393,547

U. of Pittsburgh of the Cmnwlth. Sys. of Higher Ed. Rev. Bonds, Ser. B, 5.00%, 9/15/28	Aa1	1,600,000	1,763,824

Upper Moreland Twp., School Dist. G.O. Bonds
AGC, 5.00%, 9/1/28	Aa2	800,000	833,256
AGC, U.S. Govt. Coll., 5.00%, 9/1/28 (Prerefunded 9/1/17)	Aa2	835,000	871,239

Washington Cnty., Hosp. Auth. Rev. Bonds (WA Hosp.), AMBAC, U.S. Govt. Coll., 5 1/2s, 7/1/17 (Escrowed to maturity)	AAA/P	1,200,000	1,241,532

West Mifflin, Area School Dist. G.O. Bonds, AGM, 5.125%, 4/1/31	AA	1,500,000	1,607,505

West Shore Area Auth. Rev. Bonds (Lifeways at Messiah Village), Ser. A, 5.00%, 7/1/35	BBB-/F	500,000	576,130

West York, School Dist. G.O. Bonds, 5.00%, 4/1/22	AA-	1,215,000	1,440,674

Westmoreland Ctny., Muni. Auth. Rev. Bonds, BAM, 5.00%, 8/15/27	AA	250,000	311,358

Wilkes-Barre, Fin. Auth. Rev. Bonds
(U. of Scranton), 5.00%, 11/1/40	A-	500,000	563,520
(U. of Scranton), 5.00%, 11/1/35	A-	1,000,000	1,133,464
(Wilkes U.), 5.00%, 3/1/22	BBB	250,000	255,195
(Wilkes U.), U.S. Govt. Coll., 5.00%, 3/1/22 (Prerefunded 3/1/17)	AAA/P	375,000	383,014

			194,335,911
Puerto Rico (1.4%)

Children's Trust Fund Tobacco Settlement (The) Rev. Bonds, 5.50%, 5/15/39	Ba1	1,360,000	1,370,486

Cmnwlth. of PR, Hwy. & Trans. Auth. Rev. Bonds, Ser. AA
NATL, 5.50%, 7/1/18	AA-	65,000	68,149
NATL, U.S. Govt. Coll., 5.50%, 7/1/18 (Escrowed to maturity)	Ca	1,435,000	1,557,936

			2,996,571
South Carolina (0.9%)

SC State Pub. Svc. Auth. Rev. Bonds, Ser. A, 5.00%, 12/1/50	AA-	1,500,000	1,769,385

			1,769,385
Virgin Islands (0.2%)

VI Pub. Fin. Auth. Rev. Bonds, Ser. A, 5.00%, 10/1/25	BBB	450,000	452,286

			452,286
TOTAL INVESTMENTS

Total investments (cost $186,355,927)(b)			$203,603,348

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from June 1, 2016 through August 31, 2016 (the reporting period). Within the following notes to the portfolio, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $205,884,183.
(RAT)	The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor's classifications. If a security is insured, it will usually be rated by the ratings organizations based on the financial strength of the insurer. For further details regarding security ratings, please see the Statement of Additional Information.
(b)	The aggregate identified cost on a tax basis is $186,286,027, resulting in gross unrealized appreciation and depreciation of $17,518,190 and $200,869, respectively, or net unrealized appreciation of $17,317,321.
(FWC)	Forward commitment, in part or in entirety.
	On Mandatory Put Bonds, the rates shown are the current interest rates at the close of the reporting period and the dates shown represent the next mandatory put dates.
	The dates shown parenthetically on prerefunded bonds represent the next prerefunding dates.
	The dates shown on debt obligations are the original maturity dates.
	The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Health care	18.9%
	Education	17.6
	Local debt	16.4
	Prerefunded	13.8
	Utilities	11.4

	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
	Certain investments, including certain restricted and illiquid securities and derivatives are also valued at fair value following procedures approved by the Trustees. To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Municipal bonds and notes	$—	$203,603,348	$—

Totals by level	$—	$203,603,348	$—

During the reporting period, transfers within the fair value hierarchy, if any, did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Pennsylvania Tax Exempt Income Fund

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: October 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: October 28, 2016

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: October 28, 2016